Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011 U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]	Dec. 31, 2012 U.S. Treasury notes, 0.125%, 09/30/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes [Member]	Dec. 31, 2011 U.S. Treasury Notes [Member]
Investment Interest Rate	0.875%	0.375%	4.25%	0.50%	0.625%	3.375%	0.125%	0.50%
Investment Maturity Date	Feb. 29, 2012	Aug. 31, 2012	Sep. 30, 2012	Nov. 30, 2012	Feb. 28, 2013	Jul. 31, 2013	Sep. 30, 2013	Nov. 15, 2013
Amortized Cost of U.S. Treasury Notes									$ 310,420,964	$ 385,622,622